Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current portion of net trade accounts and notes receivable	€ 9,121	€ 6,943
Total long-term portion	€ 553	€ 638